Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 - PROPERTY AND EQUIPMENT, NET

As of June 30, 2021 and December 31, 2020, property and equipment, net consisted of the following:

	June 30, 2021	December 31, 2020
Electronic equipment	$165,926	$163,891
Office equipment	14,208	14,034
Total property and equipment	180,134	177,925
Less: accumulated depreciation	(168,130)	(158,605)
Total property and equipment, net	$12,004	$19,320

Depreciation expenses for the six months ended June 30, 2021 and 2020, were $6,803 and $15,550, respectively.